Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

(together, the “Company”)

Citigroup Global Markets Inc.

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

Bank of Montreal

BMO Capital Markets Corp.

BNP Paribas Securities Corp.

BNP Paribas US Wholesale Holdings, Corp.

Bank of America, N.A.

BofA Securities, Inc.

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Goldman Sachs Mortgage Company

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

Morgan Stanley Mortgage Capital Holdings LLC

Natixis Real Estate Capital LLC

Natixis Securities Americas LLC

Santander Bank, N.A.

Santander US Capital Markets LLC

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

RBC Capital Markets, LLC

Scotia Capital (USA) Inc.

PNC Capital Markets LLC

(collectively, the “Specified Parties”):

Re: BX Commercial Mortgage Trust 2025-VOLT – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BX 2025-VOLT Accounting Tape.xlsx” provided by the Company on November 6, 2025 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and ten related properties (the “Properties”) as of December 9, 2025 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by BX Commercial Mortgage Trust 2025-VOLT, Commercial Mortgage Pass-Through Certificates, Series 2025-VOLT (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Company”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in the Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Assumed One-month Term SOFR” means the rate of 3.97197% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Assumed Mortgage Loan Spread” means the spread of 2.30000% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files, Assumed One-month Term SOFR, Assumed Mortgage Loan Spread and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

2

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	For the Mortgage Loan and Properties included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.
B.	For the Mortgage Loan and Properties included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

November 6, 2025

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property ID	Provided by the Company
Property Rank	Provided by the Company
Property Name	Provided by the Company
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Address	Appraisal Report, Engineering Report
City	Appraisal Report, Engineering Report
County	Appraisal Report, Engineering Report
State	Appraisal Report, Engineering Report
Zip	Appraisal Report, Engineering Report
Market	Underwriting File
Market Tier	Underwriting File
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Total Gross SF	Underwriting File
Unit of Measure	Underwriting File
Total Capacity (MW)	Underwriting File
Commenced (MW)	Underwriting File
BBnB (MW)	Underwriting File
Leased (MW)	Underwriting File
Occupancy Date	Underwriting File
# of Customers	Underwriting File
% of Total UW Rent from Investment Grade Customers	Underwriting File
# of Contracts	Underwriting File
Hyperscale UW Rent %	Underwriting File
Enterprise UW Rent %	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Federal UW Rent %	Underwriting File
Total UW Rent %	Underwriting File
WA Lease Expiration Date	Underwriting File
Previous Securitization	Underwriting File
Year of Sponsor Acquisition	Underwriting File
Ownership Interest	Title Policy
Mortgage Loan Closing Date Balance	Draft Loan Agreement
Mortgage Loan Maturity Date Balance	Draft Loan Agreement
Individual As-Is Appraised Value Date	Appraisal Report
Individual As-Is Appraised Value	Appraisal Report
Portfolio Appraised Value Date	Appraisal Report
Portfolio Appraised Value	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Environmental Report
Environmental Report Date	Environmental Report
Phase II Required?	Environmental Report
Seismic Zone	Seismic Report, Engineering Report
PML %	Seismic Report, Engineering Report
Origination Date	Draft Loan Agreement
Term SOFR Cap	Provided by the Company
Term SOFR Lookback Days	Draft Loan Agreement
Term SOFR Cap Expiration Date	Provided by the Company
Interest Calculation (30/360 / Actual/360)	Draft Loan Agreement
Amort Type	Draft Loan Agreement
Grace Period	Draft Loan Agreement
First Loan Payment Date	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Original Amortization Term (Months)	Draft Loan Agreement
Original IO Term (Months)	Draft Loan Agreement
Initial Maturity Date	Draft Loan Agreement
Floating Rate Component Extensions	Draft Loan Agreement
Fully Extended Maturity Date	Draft Loan Agreement
Lockbox	Draft Loan Agreement
Cash Management Type	Draft Loan Agreement
Cash Management Trigger	Draft Loan Agreement
Administrative Fee Rate (%)	Admin Fee Schedule
Floating Rate Component Prepayment Provision	Draft Loan Agreement
Partial Release Allowed?	Draft Loan Agreement
Property Release Description	Draft Loan Agreement
Initial Tax Escrow	Draft Loan Agreement
Ongoing Tax Escrow Monthly	Draft Loan Agreement
Tax Escrow Springing Conditions	Draft Loan Agreement
Initial Insurance Escrow	Draft Loan Agreement
Ongoing Insurance Escrow Monthly	Draft Loan Agreement
Insurance Escrow Springing Conditions	Draft Loan Agreement
Initial Immediate Repairs Escrow	Draft Loan Agreement
Initial CapEx Escrow	Draft Loan Agreement
Ongoing Cap Ex Escrow Monthly	Draft Loan Agreement
Cap Ex Escrow Springing Conditions	Draft Loan Agreement
Initial TI/LC Escrow	Draft Loan Agreement
Ongoing TI/LC Escrow Monthly	Draft Loan Agreement
TI/LC Escrow Springing Conditions	Draft Loan Agreement
Initial Other Escrow	Draft Loan Agreement
Ongoing Other Escrow Monthly	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Ongoing Other Escrow Springing Condition	Draft Loan Agreement
Other Escrow Description	Draft Loan Agreement
Largest Customer (by Total UW Rent) Customer Identifier	Underwriting File
Largest Customer (by Total UW Rent) Lease Exp.	Underwriting File
Largest Customer (by Total UW Rent) KW	Underwriting File
Largest Customer (by Total UW Rent) UW Rent	Underwriting File
2nd Largest Customer (by Total UW Rent) Customer Identifier	Underwriting File
2nd Largest Customer (by Total UW Rent) Lease Exp.	Underwriting File
2nd Largest Customer (by Total UW Rent) KW	Underwriting File
2nd Largest Customer (by Total UW Rent) UW Rent	Underwriting File
3rd Largest Customer (by Total UW Rent) Customer Identifier	Underwriting File
3rd Largest Customer (by Total UW Rent) Lease Exp.	Underwriting File
3rd Largest Customer (by Total UW Rent) KW	Underwriting File
3rd Largest Customer (by Total UW Rent) UW Rent	Underwriting File
Space & Power MRR 2022	Underwriting File
Space & Power MRR 2023	Underwriting File
Space & Power MRR 2024	Underwriting File
Space & Power MRR September 2025 TTM	Underwriting File
Space & Power MRR UW	Underwriting File
Potential Income from Vacant kW 2022	Underwriting File
Potential Income from Vacant kW 2023	Underwriting File
Potential Income from Vacant kW 2024	Underwriting File
Potential Income from Vacant kW September 2025 TTM	Underwriting File
Potential Income from Vacant kW UW	Underwriting File
Connectivity / Other MRR 2022	Underwriting File
Connectivity / Other MRR 2023	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Connectivity / Other MRR 2024	Underwriting File
Connectivity / Other MRR September 2025 TTM	Underwriting File
Connectivity / Other MRR UW	Underwriting File
Escalators 2022	Underwriting File
Escalators 2023	Underwriting File
Escalators 2024	Underwriting File
Escalators September 2025 TTM	Underwriting File
Escalators UW	Underwriting File
IG Credit Rent Steps 2022	Underwriting File
IG Credit Rent Steps 2023	Underwriting File
IG Credit Rent Steps 2024	Underwriting File
IG Credit Rent Steps September 2025 TTM	Underwriting File
IG Credit Rent Steps UW	Underwriting File
Gross Potential Revenue 2022	Underwriting File
Gross Potential Revenue 2023	Underwriting File
Gross Potential Revenue 2024	Underwriting File
Gross Potential Revenue September 2025 TTM	Underwriting File
Gross Potential Revenue UW	Underwriting File
Economic Vacancy 2022	Underwriting File
Economic Vacancy 2023	Underwriting File
Economic Vacancy 2024	Underwriting File
Economic Vacancy September 2025 TTM	Underwriting File
Economic Vacancy UW	Underwriting File
Recoveries 2022	Underwriting File
Recoveries 2023	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Recoveries 2024	Underwriting File
Recoveries September 2025 TTM	Underwriting File
Recoveries UW	Underwriting File
Other Revenue 2022	Underwriting File
Other Revenue 2023	Underwriting File
Other Revenue 2024	Underwriting File
Other Revenue September 2025 TTM	Underwriting File
Other Revenue UW	Underwriting File
Total Revenue 2022	Underwriting File
Total Revenue 2023	Underwriting File
Total Revenue 2024	Underwriting File
Total Revenue September 2025 TTM	Underwriting File
Total Revenue UW	Underwriting File
Management Fee 2022	Underwriting File
Management Fee 2023	Underwriting File
Management Fee 2024	Underwriting File
Management Fee September 2025 TTM	Underwriting File
Management Fee UW	Underwriting File
Repairs and Maintenance 2022	Underwriting File
Repairs and Maintenance 2023	Underwriting File
Repairs and Maintenance 2024	Underwriting File
Repairs and Maintenance September 2025 TTM	Underwriting File
Repairs and Maintenance UW	Underwriting File
Power / Utility Costs 2022	Underwriting File
Power / Utility Costs 2023	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Power / Utility Costs 2024	Underwriting File
Power / Utility Costs September 2025 TTM	Underwriting File
Power / Utility Costs UW	Underwriting File
Other Expenses 2022	Underwriting File
Other Expenses 2023	Underwriting File
Other Expenses 2024	Underwriting File
Other Expenses September 2025 TTM	Underwriting File
Other Expenses UW	Underwriting File
Real Estate Taxes 2022	Underwriting File
Real Estate Taxes 2023	Underwriting File
Real Estate Taxes 2024	Underwriting File
Real Estate Taxes September 2025 TTM	Underwriting File
Real Estate Taxes UW	Underwriting File
Insurance 2022	Underwriting File
Insurance 2023	Underwriting File
Insurance 2024	Underwriting File
Insurance September 2025 TTM	Underwriting File
Insurance UW	Underwriting File
Total Operating Expenses 2022	Underwriting File
Total Operating Expenses 2023	Underwriting File
Total Operating Expenses 2024	Underwriting File
Total Operating Expenses September 2025 TTM	Underwriting File
Total Operating Expenses UW	Underwriting File
Net Operating Income 2022	Underwriting File
Net Operating Income 2023	Underwriting File

ATTACHMENT A

Attribute	Source Document(s)
Net Operating Income 2024	Underwriting File
Net Operating Income September 2025 TTM	Underwriting File
Net Operating Income UW	Underwriting File
Replacement Reserves 2022	Underwriting File
Replacement Reserves 2023	Underwriting File
Replacement Reserves 2024	Underwriting File
Replacement Reserves September 2025 TTM	Underwriting File
Replacement Reserves UW	Underwriting File
Net Cash Flow 2022	Underwriting File
Net Cash Flow 2023	Underwriting File
Net Cash Flow 2024	Underwriting File
Net Cash Flow September 2025 TTM	Underwriting File
Net Cash Flow UW	Underwriting File

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Leased %	Leased (MW) divided by Total Capacity (MW)
WA Lease Term Remaining	WA Lease Expiration Date minus Cut-off Date, divided by 365
Mortgage Loan Closing Date Balance per Total Capacity MW	Mortgage Loan Closing Date Balance divided by Total Capacity (MW)
% of Mortgage Loan Closing Date Balance	Mortgage Loan Closing Date Balance divided by the aggregate sum of each Mortgage Loan Closing Date Balance
Individual As-Is Appraised Value per Total Capacity MW	Individual As-Is Appraised Value divided by Total Capacity (MW)
Portfolio Appraised Value Premium	Portfolio Appraised Value minus Individual As-Is Appraised Value, divided by Individual As-Is Appraised Value
Mortgage Loan Interest Rate at Term SOFR Cap	Assumed Mortgage Loan Spread plus Term SOFR Cap
Monthly Mortgage Loan Debt Service Payment	Annual Mortgage Loan Debt Service Payment divided by 12
Annual Mortgage Loan Debt Service Payment	Product of i) sum of a) Assumed Mortgage Loan Spread and b) Assumed One-month Term SOFR, ii) Mortgage Loan Closing Date Balance, and iii) adjusted for Interest Calculation (30/360 / Actual/360)
Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap divided by 12
Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of i) Mortgage Loan Interest Rate at Term SOFR Cap, ii) Mortgage Loan Closing Date Balance, and iii) adjusted for Interest Calculation (30/360 / Actual/360)
Seasoning	Number of payments between and including the First Loan Payment Date and the Cut-off Date
Original Term to Maturity (Months)	Number of payments between and including First Loan Payment Date and Initial Maturity Date
Remaining Term to Maturity (Months)	Original Term to Maturity (Months) minus Seasoning
Remaining Amortization Term (Months)	Original Amortization Term (Months) minus Seasoning

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Remaining IO Term (Months)	Original IO Term (Months) minus Seasoning
Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Mortgage Loan Closing Date Balance divided by Individual As-Is Appraised Value
Mortgage Loan Balloon LTV (Aggregate As-is Values)	Mortgage Loan Maturity Date Balance divided by Individual As-Is Appraised Value
Mortgage Loan Closing Date LTV (Portfolio Value)	Mortgage Loan Closing Date Balance divided by Portfolio Appraised Value
Mortgage Loan Balloon LTV (Portfolio Value)	Mortgage Loan Maturity Date Balance divided by Portfolio Appraised Value
Mortgage Loan UW NOI Debt Yield	Net Operating Income UW divided by Mortgage Loan Closing Date Balance
Mortgage Loan UW NCF Debt Yield	Net Cash Flow UW divided by Mortgage Loan Closing Date Balance
Mortgage Loan UW NOI DSCR	Net Operating Income UW divided by Annual Mortgage Loan Debt Service Payment
Mortgage Loan UW NCF DSCR	Net Cash Flow UW divided by Annual Mortgage Loan Debt Service Payment
Mortgage Loan UW NOI DSCR at Term SOFR Cap	Net Operating Income UW divided by Annual Mortgage Loan Debt Service Payment at Term SOFR Cap
Mortgage Loan UW NCF DSCR at Term SOFR Cap	Net Cash Flow UW divided by Annual Mortgage Loan Debt Service Payment at Term SOFR Cap

B-2